Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CONTINUING OPERATIONS
Revenues	$ 1,785	$ 1,740	$ 3,685	$ 3,625
Operating expenses	(1,124)	(1,090)	(2,232)	(2,171)
Depreciation	(28)	(29)	(55)	(57)
Amortization of computer software	(178)	(154)	(352)	(307)
Amortization of other identifiable intangible assets	(24)	(23)	(49)	(48)
Other operating gains (losses), net	5	(29)	2	(70)
Operating profit	436	415	999	972
Finance costs, net:
Net interest expense	(35)	(36)	(65)	(76)
Other finance (costs) income	(48)	2	(58)	24
Income before tax and equity method investments	353	381	876	920
Share of post-tax (losses) earnings in equity method investments	(4)	61	(10)	53
Tax expense (benefit)	(52)	402	(144)	335
Earnings from continuing operations	297	844	722	1,308
Earnings (loss) from discontinued operations, net of tax	16	(3)	25	11
Net earnings	313	841	747	1,319
Earnings (loss) attributable to:
Common shareholders	313	841	747	1,322
Non-controlling interests	$ 0	$ 0	$ 0	$ (3)
Basic earnings (loss) per share:
From continuing operations	$ 0.66	$ 1.87	$ 1.6	$ 2.9
From discontinued operations	0.03	(0.01)	0.05	0.02
Basic earnings per share	0.69	1.86	1.65	2.92
Diluted earnings (loss) per share:
From continuing operations	0.66	1.87	1.6	2.89
From discontinued operations	0.03	(0.01)	0.05	0.03
Diluted earnings per share	$ 0.69	$ 1.86	$ 1.65	$ 2.92